NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Schedule of Other Intangible Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 5
Ending balance	17,101
IP R&D and Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	5
Ending balance	17,101
IP R&D and Other intangible assets | GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,668
Business combination	17,098
Increase	0
Decrease	0
FX rate impact	0
Reclassification	0
Ending balance	18,766
IP R&D and Other intangible assets | ACCUMULATED AMORTIZATION AND IMPAIRMENT
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,663)
Increase	(2)
Decrease	0
FX rate impact	0
Ending balance	€ (1,665)